Weighted Average Number of Shares Diluted (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	139.4	143.1	[1]	141.8	[1]
Dilutive effect of share options on number of ordinary shares	1.2	2.1		2.1
Weighted average number of shares (diluted) (in shares)	140.6	145.2	[1]	143.9	[1]
Stock-based awards excluded from diluted weighted average per share calculation	0.3	0.2		0.3

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)